Shareholder Fees - VIPFreedomFunds-InitialServiceService2ComboPRO	Apr. 30, 2025 USD ($)
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)